CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value			$ 0.001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, Issued and Outstanding	2,022,321	1,924,230	1,924,230
Preferred stock Series A,designated	3,500,000	3,500,000	3,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	22,510,894	22,310,894	22,310,894
Common stock, Outstanding	22,510,894	22,310,894	12,705,038